MONEY MARKET FUND

SEMI-ANNUAL REPORT
            May 31, 1997

Where Leading Money Managers Converge

MANAGERS MONEY MARKET FUND
SEMI-ANNUAL REPORT
MAY 31, 1997
(UNAUDITED)

TABLE OF CONTENTS
                                              Page
PRESIDENT'S MESSAGE                             1
THE MANAGERS FUNDS PERFORMANCE                  3
   Complete performance table for all of The Managers Funds
as of June 30, 1997
MANAGERS MONEY MARKET FUND
   Statement of Assets and Liabilities          4
     Fund balance sheet and Net Asset Value (NAV) per share
computation
   Statement of Operations                      4
     Detail of sources of income and fund level expenses
   Statement of Changes in Net Changes          5
     Detail of changes in fund assets and distributions to
shareholders for
     the last two periods
   Financial Highlights                         6
     Historical net asset values, distributions, total
returns, expense ratios
     and net assets
   Notes to Financial Statements                7
     Accounting and distribution policies, details of
agreements and transactions
     with fund management and description of certain
investment risks
THE PRIME MONEY MARKET PORTFOLIO (The commingled investment
pool
     which holds all investable assets of the Fund.)
   Schedule of Investments                     10
     Detailed portfolio listings by security type, as valued
at May 31, 1997,
     of which Managers Money Market Fund owns a pro rata
share
   Statement of Assets and Liabilities         13
     Portfolio's balance sheet
   Statement of Operations                     13
     Detail of the Portfolio's sources of income, expenses,
and realized
     and unrealized gains (losses) during the period
   Statement of Changes in Net Assets          14
     Detail of changes in the Portfolio's assets during the
past two periods
   Supplementary Data                          14
     Historical ratios of the Portfolio's expenses, net
investment income
     and impact of expense reimbursements on the expense
ratios
   Notes to Financial Statements               15
     The Portfolio's accounting policies and details of agreements and transactions with Portfolio management

   Investments in Managers Money Market Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty trust Company of New York or any other bank. Shares of the Fund are not federally insured by the Federal Deposit
Insurance Corporation, the Federal Reserve Board, or any other governmental agency.
Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to continue to do so.

PRESIDENT'S MESSAGE

Dear Fellow Shareholder:

 The U.S. Economy continued to grow vigorously in the first half of 1997. Although economic growth often induces an increase in inflation and thus interest rates, so far in 1997, inflation has remained tame and interest rates have remained stable. In fact, the Producer Price Index (PPI) which tracks wholesale price levels, fell for five months in a row through May, the first five-month decline since the early 195Os. The Consumer Price Index (CPI), which tracks retail prices has continued to rise, although at an extremely low rate. Regardless, the Federal Reserve Board raised the Fed Funds rate by 0.25% in late March in order to pre-empt an increase in inflation, and has implied that it is likely to tighten again if any evidence of inflationary pressures arises. Interest rates rose from November through March, but have fallen across the maturity spectrum since the Fed's action. This is likely due to evidence that prices are stable leading to conclusions that the Fed will not need to raise rates in the near future.

 While anticipation of short-term moves in interest rates, and the actions of the Federal Reserve Board should not be an important aspect of long-term investing, it is extremely important to investors in money market securities. Management of the average maturity of the Fund's investment portfolio to achieve high yields is an important part of the management of this Fund. The portfolio manager reduced the portfolio's average maturity from near 62 days at the end of November, to 55 days at the end of May, and expects to maintain an average portfolio maturity between 50 and 60 days in this environment.

 Managers Money Market Fund performed well during the first half of its fiscal year, as measured by both relative total return and yield. For the six months ended May 31, 1997, the Fund provided a total return of + 2.63 %. For this same time period, the average return for all taxable first tier money market funds, as reported by IBC Financial Data Inc., was 2.43 %.

 The Fund's relative good performance was due to timely investment decisions made by the Portfolio's investment manager, the growth in the Fund's assets and the continued expense reimbursements made by the Fund's administrator, which have reduced the Fund's expenses and provided for higher yields.

 In May, the Portfolio's name was changed to The Prime Money Market Portfolio in an attempt to better describe the types of high quality money market instruments in which it invests. In conjunction with this, the Portfolio recently applied for and received the highest ratings by Moody's Investor's Service (Aaa), Standard & Poor's Rating Group
(AAAm), and Dulf & Phelps (AAA).

Regarding the operations of the Fund, effective mid-June, the daily deadlines for accepting certain trades has been extended so that requests for wire redemptions received by the Fund prior to 4:00 p.m. Eastern time can be wired out that day. In addition, good funds received for purchases prior to 4:00 p.m. will receive that day's income dividend.
We hope that these expanded trading times are beneficial to you.

On the following page you'll find a performance summary for all of The Managers Funds as of June 30, 1997. Please contact us at the number below if you'd like to receive a prospectus and additional information on any of the other funds in our family, and remember you have the option of making free telephone exchanges into any of our other funds.

Thank you for your continued investment in The Managers
Funds, and please feel free to contact us at (800)835-3879 should you have any questions on this report or the Fund.

Sincerely,
/s/Robert P. Watson
Robert P. Watson
President


THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)
All periods ending June 30, 1997
------------------------------------------------------------
------------------------------------------------------------
-------

Average Annual Total Returns*

---------------------------------------------

Since      Inception   Morningstar
                                            6 Months 1 Year
3 Years 5 Years 10 Years Inception       Date
Rating**
                                            ------------ ---
---- ---------- --------- ---------- ------------  ---------
--   -------------
Equity Funds:
Income Equity   15.06%   27.21%    23.00%     17.10%
12.22%          15.23%   Oct. '84  ****
Capital Appreciation Fund     5.09%     11.97%      18.28%
15.22%          12.79%   15.28%    Jun. '84   ***
Special Equity Fund  9.93%    16.25%    24.57%      20.27%
15.84%          16.63%   Jun. '84  ****
International Equity Fund     12.79%    19.38%      14.70%
15.64%          10.47%   14.83%    Dec. '85   ****

Income Funds:
Short Government Fund    2.34%     5.55%      5.62% 2.86%
-               5.18%    Oct. '87  **
Short & Intermediate
 Bond Fund      2.35%    6.22%     6.41%      5.31% 7.19%
8.42%           Jun. '84 ****
Intermediate Mortgage Fund    3.09%     7.78% 6.41% 2.23%
6.68%           7.09%    May '86   *
Bond Fund       3.96%    13.31%    12.26%     9.15% 9.88%
11.24%          Jun. '84 *****
Global Bond Fund     -1.64%   4.31%     6.27% -     -  5.75%
Mar. '94        *
Money Market Fund                                      2.61%
                                                       5.35%
                                                       5.11%
                                                       4.11%
                                                       5.45%
                                                       5.89%
                                                       Jun.
                                                       '84
                                                       NA

Past performance is no guarantee of future results. Investme nt
                                                       retum
                                                       s and
                                                       share
                                                       price
                                                       will
                                                       fluct
                                                       uate.
The redemption price of a mutual fund may be more or less than the purchase price. For additional or more recent information on Managers Money Market Fund, or for a prospectus for the Equity Funds or the Income Funds, please call The Managers Funds at (800)835-3879, or your investment adviser.
*Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.
**Morningstar proprietary ratings reflect risk-adjusted performance through 6/30/97 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 2,016, 1,153 and 637 equity funds, the International Equity Fund was rated against 535, 245 and 94 international equity funds, and each of the Income Funds was rated against 1,258, 687 and 293 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.


MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997 (unaudited)
------------------------------------------------------------
-----------------------------------------
ASSETS:
  Investment in The Prime Money Market Portfolio
("Portfolio")                       $45,460,501
  Prepaid expenses                       21,859
                                ---------------
   Total assets                      45,482,360
                                ---------------

LIABILITIES:
  Dividends payable to shareholders      25,852
  Other accrued expenses                 27,275
                                ---------------
   Total liabilities                     53,127
                                ---------------
NET ASSETS:                         $45,429,233
                                      =========
  Shares outstanding                 45,429,233
                                      =========
  Net asset value, offering and redemption price per share
$1.00
                                           ====
NET ASSETS REPRESENT:
  Paid-in capital                   $45,429,233
                                      =========

STATEMENT OF OPERATIONS
For the six months ended May 31, 1997 (unaudited)
------------------------------------------------------------
-----------------------------------------
INVESTMENT INCOME FROM PORTFOLIO:
 Interest income                     $1,232,717
EXPENSES:

 Administration fees            $ 55,810
 Transfer agent fees              20,019
 Registration fees                17,710
 Reports to shareholders           8,017
 Audit fees                        7,137
 Custodian fees                    2,992
 Trustee fees                      1,273
 Legal fees                          $58
 Miscellaneous expenses            4,994
 Allocated Portfolio expenses     40,417
                             -----------
   Total expenses                158,927
 Less: Waiver of administration fees(55,810)
     Reimbursement of expenses  (33,051)
                             -----------
   Net expenses                          70,066
                                        -------------
NET INVESTMENT INCOME                   $1,162,651
                                      ========
 The accompanying notes are an integral part of these financial statements.



MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------
----------------------------------------------
                             For the
                           six monthsended   For the
                            May 31, 997 year ended
                            (unaudited) November 30, 1996
                          ---------------------   ----------
--------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  $1,162,651 $ 1,527,309
                     ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income(1,162,651)(1,527,309)
                     ----------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares138,632,058113,145,027
  Net asset value of shares issued
   in connection with reinvestment
   of dividends             882,675     999,707
  Cost of shares repurchased(130,176,444)(89,126,200)
                  --------------------------------
   Net increase from capital
    share transactions    9,338,289  25,018,534
                  --------------------------------
Total increase in net assets9,338,28925,018,534
                  --------------------------------
NET ASSETS:
  Beginning of period    36,090,944  11,072,410
                  --------------------------------
  End of period        $ 45,429,233  36,090,944
                         ==========  =========



 The accompanying notes are an integral part of these financial statements.




MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period May 31, 1997 (unaudited)
------------------------------------------------------------
------------------------------------------------
                  Six months
                   ended For the year                 Eleven
months
                   May 31,          ended             ended
                    1997 November 30,      November 30,
Year ended December 31,
                           -------------------------------
                  (unaudited)       1996  1995 1994   1993
1992*
                  ------------------------------------------
-------           ------   ------  --------
NET ASSET VALUE,
 BEGINNING OF PERIOD$1.000$1.000  $1.000 $1.000$1.000$1.000
                --------------------------------------------
----
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income0.0260.054   0.044  0.0350.022 0.030

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income(0.026)(0.054)(0.044)(0.035)(0.022)(
0.030)
               -------------------------------------------
---------
NET ASSET VALUE.
 END OF PERIOD    $1.000 $1.000   $1.000 $1.000$1.000$1.000
                   =====  =====    =====  ========== =====
------------------------------------------------------------
------------------------------------------------------------
-----
Total Return (c) 5.26%(b) 5.53%   4.51%(b)3.61%2.48% 3.12%
============================================================
==============
Ratio of net expense to
 average net assets0.31%(b)0.12%  1.13%(b)0.73%0.74% 0.67%
Ratio of net investment
 income to average
 net assets      5.22%(b) 5.35%   4.85%(b)3.84%2.48% 3.05%
Net assets at end of period
 (000's omitted) $45,429$36,091  $11,072$17,269$7,368$9,320
============================================================
==============
Expense Waiver (a)
 Ratio of total expenses to
 average net assets0.71%(b)0.75%  1.18%(b)1.03%0.99% 0.98%
 Ratio of total investment
  income to average
  net assets     4.82%(b) 4.71%   4.80%(b)3.54%2.23% 2.74%
============================================================
==============
(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the periods presented.
(See Note 2).
(b) Annualized.
(c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
*   Audited by prior auditors.
------------------------------------------------------------
------------------------------------------------------------
------


MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (unaudited)
------------------------------------------------------------
------------------------------------------------------------
-----
Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, open-end, management investments company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio") (formerly The Money Market Portfolio), a diversified, open-end management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (1.2% at May 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) SUMMARY OF SINGIFIICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principals, which require the use of management's estimates. The following is a summary of significant accounting policies followed by the
Fund:

  (a)     VALUATION OF INVESTMENTS
Valuation of securities by the Portfolio is discussed in
Note I of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  (b)     SECURITY TRANSACTIONS
The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

  (c) INVESTMENT INCOME AND EXPENSES
All the net investment income and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

  (d)     DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to capital stock.

  (e) FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

  (f) CAPITAL STOCK

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

At May 31, 1997, one unaffiliated shareholder, which is an omnibus account, held 21 % of the outstanding shares of the Fund.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, L.P. serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

Effective December 1, 1995, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% per annum, all of which has been voluntarily waived during the six months ended May 31, 1997. In addition, over this time period, the Administrator has voluntarily limited total expenses to between 0.24% and 0.38% of average daily net assets by reimbursing the Fund for varying amounts of Fund expenses.

These waivers and expense limitations may be modified or terminated at any time at the sole discretion of the Administrator.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees.

(3) CONTINGENCY

Two lawsuits seeking class action status have been filed against Managers Intermediate Mortgage Fund,
Managers Short Government Fund, the Investment Manager and the Trust, among other defendants. In both of these cases, the plaintiffs seek unspecified damages based upon losses alleged in the two funds named above. In the suit relating to Managers Short Government Fund, the court has preliminarily approved the parties' agreement to settle all claims by the purported class. However, the settlement is subject to certain conditions such as a pre-determined percentage of class members participating in the settlement and final court approval. For these and other reasons, there can be no assurance that the settlement will be consummated. In addition, a non-class action lawsuif'based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuits, as well as Managers Short and Intermediate Bond Fund. Certain other customers, who are potentially members of the plaintiff class in each of the two class action lawsuits referred to above, have asserted that they may file similar lawsuits based on similar claims, but have not done so. Management continues to believe that it has meritorious defenses and, if the cases are not settled, Management intends to defend vigorously against these actions.


THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 1997(unaudited)
------------------------------------------------------------
------------------------------------------------------------
------
 Principal                                     Yield to
 Amount                                        Maturity/
(in thousands)                        Security Description
Maturity Dates                        Rate      Value
-----------------              -----------------------------
------------------------       ------------------    ------
--------------
CERTIFICATES OF DEPOSIT - DOMESTIC (6.2%)
 $31,500                     Bank of America, Chicago
        11/07/97              5.570%$31,447,887
  49,400                           Republic National Bank
        06/30/97                   5.59049,400,792
  40,000                           Bankers Trust Co
        12/10/97                   5.50039,979,813
  119,000                      Harris Trust & Savings Bank
        06/05/97-06/27/97      5.540-5.550118,999,764
                                                   ---------
------
        Total Certificates of Deposit Domestic
        239,828,256
                                                   ---------
------
CERRIFICATES OF DEPOSIT - FOREIGN                 (35.5%)
  44,000                           ABN AMRO Bank Yankee CD
       06/23/97                    5.53044,000,268
  25,000                           Bank of Nova Scotia
       08/08/97                    5.72025,000,000
  76,000Bank of Tokyo Mitsubishi            06/06/97-
       07/15/97     5.580-5.850   76,000,098
 166,000   Bayedsche Landesbank            06/25/97-
11/21/97             5.500-5.530 165,994,397
 125,000Bayerische Vereinsbank AG, New York06/24/97-
10/28/97             5.510-5.680 124,990,698
  135,790Canadian Imperial Bank of Commerce 06/30/97-8/20/97
       5.590-5.740    135,789,777
  50,500                           Commerzbank Agency, New
       York                         07/10/97  5.68050,498,1
       87
   400Creditanstalt Bankverein     07/03/97  5.570 400,004
  56,100Dai-Ichi Kangyo Bank                06/13/97-
       07/28/975.570-5.860        56,101,365
  48,000                           Dai-Ichi Kangyo Yankee CD
       06/26/97                    5.80048,000,000
  139,500            Deutsche Bank, New York07/02/97-
       02/06/98                  5.550-5.760139,469,379
  62,000                           Industrial Bank of Japan
       Ltd                          06/06/97  5.75062,000,2
       57
  75,000                           Landesbank Hessen
       Thuringen                    07/18/97  6.01075,030,4
       32
  12,000      National Westminster Bank, PLC10/02/97-
       05/26/98                  5.660-6.06011,998,125
  10,000                           Rabobank Nederland Inst.
       CTF                          03/24/98  5.9909,996,126
  50,000                           Rabobank Nederland N.V
       06/23/97                    5.53050,000,304
  23,00                            Royal Bank of Canada, New
       York                         05/12/98  6.14022,993,7
       77
  116,000         Societe Generale, New York06/02/97-
       08/06/97                  5.420-5.720116,000,903
  38,000                           Societe Generale Bank
       Yankee CD                    10/06/97  5.84037,996,2
       05
  28,000                           Sumitomo Bank Yankee CD
       07/01/97                    5.68028,000,423
  50,000                           Swiss Bank Corp., New
       York                         03/19/98  5.98049,992,3
       80
  35,000                           Westpac Banking Corp.
       Yankee CD                    03/23/98  5.97034,978,3
       37
                                                   ---------
       --------
       Total Certificates of Deposit - Foreign
       1,365,231,442
                                                   ---------
--------
 COMMERCIAL PAPER - DOMESTIC (9.7%)
  25,476                           AIG Funding     06/10/97
       5.510                       25,440,907
  35,000                           AT&T Corp       06/24/97
       5.480                       34,877,461
  9,100                            Chase Manhattan Bank
       06/19/97                    5.6009,074,520
  20,000                           Chevron Transport Corp
       07/07/97                    5.50019,890,000
  191,500      General Electric Capital Corp06/05/97-
       10/27/97                  5.530-5.720190,457,424
  79,636                           Koch Industries Inc
       06/02/97                    5.61079,623,590
  16,000                           NationsBank Corp
       08/01/97                    5.63015,847,364
                                                   ---------
-------
       Total Commercial Paper - Domestic
       375,211,266
                                                   ---------
-------
 COMMERCIAL PAPER - FOREIGN (22.7%)
 $ 16,780                           ABN AMRO06/19/97-
08/19/97                         5.340-5.615$16,600,072
 161,000        Abbey National North America07/08/97-
08/12/97                         5.300-5.620159,360,925
 33,400                BBL North America Inc07/01/97  5.620
33,243,577
 52,249                     Bank of Montreal06/05/97-
06/06/97                         5.520-5.54352,212,258
 50,000                  Bank of Nova Scotia06/12/97  5.365
49,918,035
 90,000                Caisse DAmortissement06/06/97  5.290
89,933,875
 52,500             Cregem North America Inc06/11/97-
06/13/97                               5.29052,413,303
 50,000                Electricite de France06/23/97  5.480
49,832,555
 47,000       KFW International Finance, Inc06/10/97  5.500
46,935,375
 193,820              Korea Development Bank06/09/97-
08/22/97                         5.580-5.650191,874,050
 35,500                      Lloyds Bank PLC08/22/97  5.650
35,043,135
 25,000                   Province de Quebec10/28/97  5.730
24,407,104
 25,000          Royal Bank of Scotland, PLC07/28/97  5.640
24,776,750
 47,000            San Paolo U.S. Finance Co08/21/97  5.670
46,400,397
 3,352              UBS Finance Delaware Inc06/02/97  5.580
3,351,480
                                                   ---------
------
      Total Commercial Paper -      Foreign        876,302,
891
                                                   ---------
------
 CORPORATEOBLIGATIONS (1.5%)
 34,000Abbey National Treasury Services, PLC11/26/97-
02/05/98                         5.500-5.75033,958,024
 25,000              John Deere Capital Corp07/03/97  5.850
24,998,466
                                                   ---------
------
      Total Corporate Obligations                  58,956,4
90
                                                   ---------
------

FLOATING RATE NOTES (11.9%) (a)
 72,500   Asset Backed Securities Investment
      Trust, Series 1996-M, (resets monthly
      to one month LIBOR, due 10/15/97)
      (144A)                     06/13/97(b)  5.68872,500,0
00
 60,000 Bankers Rust, (resets daily to Prime
      rate -281 basis points, due 04/23/98)06/02/97(b)5.690  59,974,063
 20,000Federal National Morgage Association,
      (resets weektf to six month Reasury
-           Bill rate + 10 basis points, due
      06/11/97)                  06/03/97(b)  5.58019,999,5
76
 20,000  First Union Bank of North Carolina,
      (resets monthly to one month LIBOR,
      due 12/19/97)              06/19/97(b)  5.72020,000,0
00
 150,000Liquid Asset Backed Securities Rust,
      Series 1997-2, (resets monthly to one
      month LIBOR, due 06/30/98) (144A)06/28/97(b)5.688150,
000,000
 94,622      Natwest Asset Trust Securities,
      Series R-13/14A, (resets monthly to
      one month LIBOR + 2 basis points,
      due 09/15/03)(144A)        06/16/97(b)  5.70894,622,0
00
40,000 Society National Bank of Cleveland,
        (resets daily to the Fed Funds rate
        +8 basis points, due 07/08/97)06/02/97(b)5.640% 39,
997,239
                                                   ---------
------
       Total Floating Rate Notes
457,092,878
                                                   ---------
------
GOVERNMENT OBLIGATIONS (1.3%)
 50,000  Canadian Treasury Bills    07/08/97 5.26049,729,694

TIME DEPOSITS - DOMESTIC (0.9%)
 33,429  Wachovia Bank &ftust, Grand Cayman06/02/97   5.620
33,429,000

TIME DEPOSITS - FOREIGN (5.2%)
 40,000  Bank of Nova Scotia        06/02/97 5.62540,000,000
100,000  Bank of Tokyo Mitsubishi           06/02/97  5.750
100,000,000
 30,000  Societe Generale, Grand Cayman     06/02/97  5.625
30,000,000
 30,000  Westdeutsche Landesbank            06/02/97  5.687
30,000,000
                                                   ---------
-----
         Total Time Deposits - Foreign
200,000,000
                                                   ---------
------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
16,155 Federal Home Loan Banks              06/02/97  5.550
16,152,509
25,000 Federal Home Loan Banks              06/05/97  5.460
24,984,833
16,000 Federal Home Loan Mortgage Corp      04/08/98  5.840
15,971,139
75,000 Federal National Morgage Association 06/06/97  5.370
74,944,063,
                                                   ---------
------
       Total U.S. Government
        Agency Obligations                         132,052,
544
                                                   ---------
------
U.S. TREASURY OBLIGATIONS (0.2%)
8,000     United States Treasury Notes      02/28/98  5.125
7,958,103
                                                   ---------
------
REPURCHASE AGREEMENT (0.9%)
  3 3,705 State Street Repurchase Agreement,
      dated 5/30/97, proceeds $33,720,364
      (collateralized by $33,440,000
      U.S. Treasury Notes 6.250%, due
      05/31/00 valued at $34,379,965)      06/02/97  5.470
        33,705,000
                                                   ---------
-------
       TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE
(99.4%)                                       3,829,497,564
       OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)21,522,4
17
                                         ------------------
       NET ASSETS (100.0%)                   $3,851,019,981
                                                ===========
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.
(b) Reflects the next interest rate reset date. 144A-Securities restricted for resale to Qualified Institutional Buyers.

 The accompanying notes are an integral part of these financial statements.



THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997(unaudited)
------------------------------------------------------------
------------------------------------------------
  ASSETS:
   Investments at amortized cost and value$3,829,497,564
   Interest receivable                  22,202,128
   Prepaid trustees' fees                   13,141
   Prepaid expenses and other assets         3,651
                               -------------------
     Total assets                    3,851,716,484
                               -------------------
  LIABILITIES:
   Advisory fee payable                    424,864
   Custody fee payable                     117,046
   Administrative services fee payable     106,368
   Administration fee payable               11,638
   Fund services fee payable                 2,780
   Accrued expenses                         33,807
                               -------------------
     Total liabilities                     696,503
                               -------------------
  NET ASSETS:
   Applicable to investors' beneficial interests$
3,851,019,981
                                      ============


STATEMENT OF OPERATIONS
For the six months ended May 31, 1997 (unaudited)
------------------------------------------------------------
------------------------------------------------
INVESTMENT INCOME:
   Interest income                     $111,885,340
EXPENSES:
   Advisory fee              $2,523,337
   Administrative services fee  636,014
   Custodian fees and expenses  315,508
   Fund services fee             68,278
   Administration fee            50,720
   Professional fees and expenses33,619
   Trustees' fees and expenses   30,589
   Miscellaneous                 13,793
                          -------------
     Total expenses                      3,671,858
                                       -----------------
NET INVESTMENT INCOME                  108,213,482
NET REALIZED LOSS ON INVESTMENTS          (72,774)
                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$108,140,708
                                        ==========

 The accompanying notes are an integral part of these financial statements.




THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------
------------------------------------------
                             For the six     For the fiscal
                            months ended     year ended
                            May 31, 1997     November 30,
                             (unaudited) 1996
                  -----------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income  $108,213,482$    18S,209,978
 Net realized gain (loss) on investments(72,774)  267,432
                    ------------------------------------
   Net increase in net assets resulting
    from operations      108,140,708 185,477,410
                                               -
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
 Contributions        10,393,686,66918,847,392,256
 Withdrawals        (10,499,057,313)(18,519,57S,165)
             ---------------------------------------------
   Net increase (decrease) from
   investors' transactions(105,370,644)327,817,091
             ---------------------------------------------
Total increase in net assets2,770,064513,294,501
NET ASSETS:
 Beginning of period  3,848,249,917     3,334,955,416
 End of period       $3,851,019,981     $3,848,249,917
------------------------------------------------------------
---------------------------------------------
Supplementary Data
------------------------------------------------------------
---------------------------------------------
     For the six         For the period
     months ended   For the fiscal year ended     July 12,
19931
                         November 30,
     May 31 ,  1997      to November 30,
     (unaudited)    1996 1995 1994 1993
Ratios to Average
 Net Assets:
 Expenses    0.18%(a)0.19%0.19%0.20%0.19 %(a)
 Net investment income5.34%5.29%5.77%3.90% 2.98%(a)
 Decrease reflected in
  expense ratio due to
  expense reimbursement--0.00%(b)--0.00%(b)  --
-----------------
(a) Annualized.
(b)  Less than 0.01%
*Commencement of operations.

The accompanying notes are an integral part of these financial statements.


THE PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1997 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio cornmenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:
 a) Investments are valued at amor         tized cost which
approximates market value. The amortized cost method of
valuation values a security at its cost    at the time of
purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

 b) Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

 c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

 a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1997, this fee amounted to $2,523,337.

 b) The Portfolio has retained Funds Distributor, Inc.
("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a CoAdministration Agreement between FDI and the Portfolio,
FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the
Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, and The JPM Institutional
Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended May 31, 1997, the fee for these services amounted to $50,720.

 c) The Portfolio has an Administrative Services Agreement
 (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM
 Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master
 Portfolios for which Morgan provides similar services, The
 JPM Pierpont Funds, The JPM Institutional Funds and JPM
 Series Trust. For the six months ended May 31, 1997, the fee for these services amounted to $636,014.

In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1998. For the six months ended May 31, 1997, there was no reimbursement necessary for expenses under this agreement.

 d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent al1 the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $68,278 for the six months ended May 31, 1997.

 e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $13,800.




WHERE LEADING MONEY MANAGERS CONVERGE

Fund Distributor
The Managers Funds, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325 (203)857-5321 or (800)835-
3879

Custodian
State Street Bank and Trust
Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Shereff, Friedman, Hoffman &
Goodman, LLP
919 Third Avenue
New York, New York 10022

Transfer Agent
Boston Financial Data
 Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

This report is prepared for the information of shareholders.
It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

The Managers Funds

EQUITY FUNDS:
INCOME EQUITY FUND
Scudder, Stevens & Clark, Inc.
Spare, Kaplan, Bischel & Associates

CAPITAL APPRECIATION FUND
Essex Investment Management Company, Inc.
Husic Capital Management

SPECIAL EQUITY FUND
 Liberty Investment Management
 Pilgrim Baxter & Associates
 Westport Asset Management, Inc.

INTERNATIONAL EQUITY FUND
 Scudder, Stevens & Clark, Inc.
 Lazard, Freres Asset Management Co.

INCOME FUNDS:
MONEY MARKET FUND
 J.P. Morgan

SHORT GOVERNMENT FUND
Jennison Associates Capital Corp.

SHORT AND INTERMEDIATE BOND FUND
 Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE FUND
Jennison Associates Capital Corp.

BOND FUND
Loomis, Sayles & Company, Inc.

GLOBAL BOND FUND
 Rogge Global Partners